Income taxes (Tables)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Disclosure of detailed information about income taxes [Table Text Block]
	2017	2016
	$	$

Current income taxes	1,003	1,352
Deferred income taxes (Note 25 (b)):
Origination and reversal of temporary differences	(28,128)	6,647
Impact of changes in tax rates	3,978	1,725
Deferred income taxes	(24,150)	8,372
Income taxes	(23,147)	9,724

Disclosure of components of deferred income tax assets and liabilities [Table Text Block]
	December 31,	December 31,
	2017	2016
	$	$
Deferred tax assets:
Stream interests	7,793	-
Share and debt issue expenses	2,286	3,824
Deferred and restricted share units	2,032	1,562
Non-capital losses	1,015	-
Other assets	223	25
Royalty interests and exploration and evaluation assets	-	2,567
	13,349	7,978
Deferred tax liabilities:
Royalty interests and exploration and evaluation assets	(123,772)	(118,306)
Investments	(10,054)	(8,051)
Convertible debentures	(6,047)	(975)
Other liabilities	(238)	(598)
	(140,111)	(127,930)
	(126,762)	(119,952)

Disclosure of reconciliation of statutory weighted average tax rate applicable to income [Table Text Block]
	2017	2016
	$	$

Earnings (loss) before income taxes	(65,935)	51,578
Income tax provision calculated using the combined Canadian federal and provincial statutory income tax rate	(17,671)	13,874
Increase (decrease) in income taxes resulting from:
Dividends received from a taxable Canadian corporation	-	(1,326)
Non-deductible expenses, net	1,606	1,265
Non-taxable portion of capital gains, net	(3,312)	(2,341)
Change in tax rates	(3,978)	(1,725)
Differences in foreign statutory tax rates	(134)	-
Other, net	342	(23)
Total income tax expense	(23,147)	9,724

Disclosure of deferred taxes [Table Text Block]
			Benefit		Other	Business	Transla-
		Statement	from flow-		compre-	combi-	tion
	Dec. 31,	of income	through		hensive	naison	adjust-	Dec. 31,
	2016	(loss)	shares	Equity	income	(Note 7)	ments	2017
	$	$	$	$	$			$

Deferred tax assets:

Stream interests	-	294	-	-	-	7,499	-	7,793
Share and debt issue expenses	3,824	(1,639)	-	101	-	-	-	2,286
Deferred and restricted share units	1,562	470	-	-	-	-	-	2,032
Non-capital losses	-	-	-	-	-	1,015	-	1,015
Royalty interests and exploration and evaluation assets	2,567	(2,567)	-	-	-	-	-	-
Other assets	25	198	-	-	-	-	-	223

Deferred tax liabilities:

Royalty interests and exploration and evaluation assets	(118,306)	29,041	6,416	-	(3,241)	(37,576)	(106)	(123,772)
Investments	(8,051)	(2,167)	(2,315)	-	2,479	-	-	(10,054)
Convertible debentures	(975)	160	-	(5,232)	-	-	-	(6,047)

Other liabilities	(598)	360	-	-	-	-	-	(238)
	(119,952)	24,150	4,101	(5,131)	(762)	(29,062)	(106)	(126,762)

			Benefit		Other
		Statement	from flow-		compre-
	December 31,	of income	through		hensive	December 31,
	2015	(loss)	shares	Equity	income	2016
	$	$	$	$	$	$
Deferred tax assets:
Other assets	904	683	-	-	-	1,587
Non-capital losses	8,475	(8,475)	-	-	-	-
Royalty interests and exploration and evaluation assets	5,618	(3,051)	-	-	-	2,567
Share and debt issue expenses	2,829	(1,192)	-	2,187	-	3,824

Deferred tax liabilities:
Investments at fair value through other comprehensive income	-	(1,462)	(1,730)	-	(4,859)	(8,051)
Royalty interests and exploration and evaluation assets	(127,814)	5,543	3,965	-	-	(118,306)
Other liabilities	-	(418)	-	(1,155)	-	(1,573)
	(109,988)	(8,372)	2,235	1,032	(4,859)	(119,952)